Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of the Company's assets and liabilities that are measured at fair value on a recurring basis
The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022 and 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash held in Trust Account	$349,983,839	$349,983,839	$—	$—

Liabilities:
Public Warrants Liability	$5,882,250	$5,882,250	$—	$—
Private Warrants Liability	4,648,890	—	—	4,648,890

	$10,531,140	$5,882,250	$—	$4,648,890

	December 31, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Money Market held in Trust Account	$345,031,308	$345,031,308	$—	$—

Liabilities:
Public Warrants Liability	$12,765,000	$12,765,000	$—	$—
Private Warrants Liability	10,328,609	—	—	10,328,609

	$23,093,609	$12,765,000	$—	$10,328,609

Schedule of changes Level 3 liabilities
The following table presents the changes Level 3 liabilities for the year ended December 31, 2022:

Fair Value at January 1, 2022	$10,328,609
Change in fair value	(5,679,719)

Fair Value at December 31, 2022	$4,648,890

The following table presents the changes Level 3 liabilities for the year ended December 31, 2021:

Fair Value at January 1, 2021	$—
Initial fair value of Public Warrants and Private Warrants	27,004,700
Transfer of Public Warrants to Level 1	(15,007,500)
Change in fair value	(1,668,591)

Fair Value at December 31, 2021	$10,328,609

Schedule of key inputs into the Monte Carlo simulation
The key inputs into the Monte Carlo simulation model as of December 31, 2022 and 2021 were as follows:

	December 31, 2022	December 31, 2021
Risk-free interest rate	4.70%	1.30%
Expected term remaining (years)	0.46	5.49
Expected volatility	22.5%	17.5%
Trading stock price	$10.91	$9.88

Schedule of primary assumptions used for the valuation of the conversion feature of the Working Capital Note
The following are the primary assumptions used for the valuation of the conversion feature of the Working Capital Note:

	May 25, 2022	December 31, 2022
Warrant Valuation Terms
Risk-free interest rate	2.72%	4.70%
Expected term remaining (years)	5.32	0.46
Expected volatility	10.9%	22.5%
Trading share price	$9.77	$10.91

	May 25, 2022	December 31, 2022
Compound Option Terms
Strike price – debt conversion	$1.00	$1.00
Strike price – warrants	$11.50	$11.50
Term – debt conversion	0.32	0.01
Term – warrant conversion	5.32	5.01
Probability of consummation of a Business Combination	90%	99%
Probability of consummation of a Business Combination – Target Date 11/30/2022 and 1/4/2023	90%	99%
Probability of consummation of a Business Combination – Target Date 2/28/2023 and 1/31/2023	10%	1%

Schedule of changes in the fair value of the Level 3 conversion option
The following table presents the changes in the fair value of the Level 3 conversion option:

Fair value at May 25, 2022 (date of issuance)	$41,331
Change in fair value	40,776

Fair value at December 31, 2022	$82,107